DIVIDENDS RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
DIVIDENDS RECEIVABLES
Schedule of dividends receivable

	12/31/2021	12/31/2020
Affiliates
Lajeado Energia S.A.	101,318	100,280
Interligação Elétrica do Madeira S.A. – IE Madeira	60,238	2,859
Companhia de Transmissão de Energia Elétrica Paulista S.A. – CTEEP	40,431	198,359
Belo Monte Transmissora de Energia SPE S.A. – BMTE	37,964	34,121
Manaus Construtora LTDA	23,298	23,298
Energética Águas da Pedra S.A. – EAPSA	21,854	14,034
Companhia Estadual de Geração de Energia Elétrica – CEEE-G	18,522	—
CEB Lajeado S.A.	17,267	12,147
Interligação Elétrica Garanhuns S.A. – IE Garanhuns	14,453	8,055
Mata de Santa Geneva Transmissão S.A.	13,560	—
Goiás Transmissão S.A.	10,594	8,146
MGE Transmissão S.A.	10,498	5,616
Sistema de Transmissão Nordeste S.A. - STN	9,428	—
Retiro Baixo Energética S.A.	7,072	3,858
Paulista Lajeado Energia S.A.	5,371	15,202
Paranaíba Transmissora de Energia S.A.	4,997	6,163
Companhia Estadual de Transmissão de Energia Elétrica - CEEE-T	4,064	—
Transenergia São Paulo S.A.	2,691	14,760
Empresa Metropolitana de Águas e Energia S.A. – EMAE	—	95,639
Equatorial Maranhão Distribuidora de Energia S.A.	—	72,155
Enerpeixe S.A.	—	11,653
Transmissora Sul Litorânea de Energia S.A. – TSLE	—	4,153
Other	39,522	45,012
Total	443,142	675,510